Pay vs Performance Disclosure	12 Months Ended
	Oct. 04, 2025 USD ($)	Sep. 28, 2024 USD ($)	Sep. 30, 2023 USD ($)	Oct. 01, 2022 USD ($)	Oct. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (Loss) ($M)	Relative TSR Percentile
(a)	(b)[1]	(c) [2]	(d)[3]	(e)[2]	(f)[4]	(g)[4]	(h)[5]	(i)[6]
2025	$7,114,527	$3,216,571	$1,489,532	$977,824	$199.35	$175.32	$0.21	39th Percentile
2024	$7,367,854	$4,832,203	$1,446,857	$1,109,559	$216.69	$196.47	$(69.01)	51st Percentile
2023	$6,877,217	$10,185,047	$1,317,779	$1,778,426	$231.47	$240.05	$57.15	65th Percentile
2022	$6,221,903	$(5,007,404)	$1,451,465	$168,428	$180.65	$145.24	$433.55	47th Percentile
2021	$6,351,696	$35,208,977	$1,447,828	$4,703,718	$271.25	$182.64	$367.16	95th Percentile

Company Selected Measure Name	Relative Total Shareholder Return
Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

2025	Lester Alfred Wong, Chan Pin Chong, Nelson Wong, and Robert Chylak
2024	Lester Alfred Wong, Chan Pin Chong, Nelson Wong, and Robert Chylak
2023	Lester Alfred Wong, Chan Pin Chong, Nelson Wong, and Robert Chylak
2022	Lester Alfred Wong, Chan Pin Chong, Nelson Wong, and Robert Chylak
2021	Lester Alfred Wong, Chan Pin Chong, Nelson Wong, and Stephen Ray Drake

Peer Group Issuers, Footnote	TSR determined in Column (f) is based on the value of an initial fixed investment of $100 in our Company's stock (NASDAQ: KLIC) as of October 2, 2020. TSR determined in Column (g) is based on the value of an initial fixed investment of $100 in the S&P 600 Semiconductor Materials & Equipment Index as of October 2, 2020.
PEO Total Compensation Amount	$ 7,114,527	$ 7,367,854	$ 6,877,217	$ 6,221,903	$ 6,351,696
PEO Actually Paid Compensation Amount	$ 3,216,571	4,832,203	10,185,047	(5,007,404)	35,208,977
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” (otherwise known as CAP), as computed in accordance with the applicable SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

Fiscal Year		SCT	Grant Date Value of New Awards	Year End Value of New Awards	Change in Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years	Change in Value of Vested Awards Granted in Prior Fiscal Years	Value of Vested Awards Granted and Vested in Current Fiscal Year	Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions	Value of Dividends Paid on Equity Awards not Reflected in Fair Value	Total Fair Value Adjustments	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(v)	(vi)	(c)	(d)
2025	PEO	$7,114,527	$5,738,659	$4,503,077	$(2,661,985)	$(389)	$—	$—	$—	$1,840,703	$3,216,571
	NEO	$1,489,532	$882,646	$701,073	$(332,089)	$1,954	$—	$—	$—	$370,938	$977,824
(a) The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(i-vi) The recalculated value of equity awards for each applicable year includes the addition of the following:
(i) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year;
(ii) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years from the end of the prior Fiscal Year to the end of the current Fiscal Year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year;
(iii) Change in Fair Value as of Vesting Date (compared to prior Fiscal Year End) of Option Awards and Stock Awards Granted in the Current Year and Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year;
(iv) Fair Value as of Vesting Date of awards that are both granted and vested during the Fiscal Year;
(v) Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year;
(vi) Fair Value of Dividends not already reflected in the Fair Value of the Equity Awards.
(c) “Total Fair Value Adjustments” is equal to the sum of items (i-vi) and represents the cumulative change in Fair Value across all outstanding, vested, and cancelled awards during the fiscal year.
(d) “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules and is equal to (a) – (b) + (c)

Non-PEO NEO Average Total Compensation Amount	$ 1,489,532	1,446,857	1,317,779	1,451,465	1,447,828
Non-PEO NEO Average Compensation Actually Paid Amount	$ 977,824	1,109,559	1,778,426	168,428	4,703,718
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” (otherwise known as CAP), as computed in accordance with the applicable SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

Fiscal Year		SCT	Grant Date Value of New Awards	Year End Value of New Awards	Change in Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years	Change in Value of Vested Awards Granted in Prior Fiscal Years	Value of Vested Awards Granted and Vested in Current Fiscal Year	Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions	Value of Dividends Paid on Equity Awards not Reflected in Fair Value	Total Fair Value Adjustments	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(v)	(vi)	(c)	(d)
2025	PEO	$7,114,527	$5,738,659	$4,503,077	$(2,661,985)	$(389)	$—	$—	$—	$1,840,703	$3,216,571
	NEO	$1,489,532	$882,646	$701,073	$(332,089)	$1,954	$—	$—	$—	$370,938	$977,824
(a) The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(i-vi) The recalculated value of equity awards for each applicable year includes the addition of the following:
(i) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year;
(ii) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years from the end of the prior Fiscal Year to the end of the current Fiscal Year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year;
(iii) Change in Fair Value as of Vesting Date (compared to prior Fiscal Year End) of Option Awards and Stock Awards Granted in the Current Year and Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year;
(iv) Fair Value as of Vesting Date of awards that are both granted and vested during the Fiscal Year;
(v) Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year;
(vi) Fair Value of Dividends not already reflected in the Fair Value of the Equity Awards.
(c) “Total Fair Value Adjustments” is equal to the sum of items (i-vi) and represents the cumulative change in Fair Value across all outstanding, vested, and cancelled awards during the fiscal year.
(d) “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules and is equal to (a) – (b) + (c)

Compensation Actually Paid vs. Total Shareholder Return
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
The following chart illustrates a comparison of our Company's cumulative TSR, the peer group TSR and CAP. CAP values are aligned with the stock price performance of our Company and reflect the Company's use of equity incentives that are directly related to stock price performance.

Compensation Actually Paid vs. Net Income	The following chart illustrates a comparison of our Company's Net Income and CAP:
Compensation Actually Paid vs. Company Selected Measure	The following chart illustrates a comparison of our Company's relative TSR Percentile across each fiscal year relative to CAP:
Total Shareholder Return Vs Peer Group
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
The following chart illustrates a comparison of our Company's cumulative TSR, the peer group TSR and CAP. CAP values are aligned with the stock price performance of our Company and reflect the Company's use of equity incentives that are directly related to stock price performance.

Tabular List, Table

Financial Performance Measure
Relative Total Shareholder Return
Operating Margin
Net Income

Total Shareholder Return Amount	$ 199.35	216.69	231.47	180.65	271.25
Peer Group Total Shareholder Return Amount	175.32	196.47	240.05	145.24	182.64
Net Income (Loss)	$ 210,000	$ (69,010,000.00)	$ 57,150,000	$ 433,550,000	$ 367,160,000
Company Selected Measure Amount	0.39	0.51	0.65	0.47	0.95
PEO Name	Fusen Chen
Additional 402(v) Disclosure	The dollar amounts reported in column (b) are the amounts of total compensation reported for PEO (Dr. Chen) for each corresponding year in the “Total” column of the Summary Compensation Table. The dollar amounts in Column (h) reflects our Company’s GAAP Net Income for each fiscal year (in millions).
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Non-GAAP Measure Description	We have selected Relative Total Shareholder Return (rTSR) as our Company Selected Measure, which is the most important financial measure that links company performance with Compensation Actually Paid. The calculations within this column represent the 1-year Relative TSR percentile of our Company as compared against the same peer group as defined in the most recent fiscal year relative TSR PSU agreement.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,738,659)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,840,703
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,503,077
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,661,985)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(389)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(882,646)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	370,938
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	701,073
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(332,089)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,954
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0